Long-term assets - E.4.2. Millicom’s assets held for sale (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Net Assets Classified as Held For Sale or as Held For Distribution to Owners [Line Items]
Assets held for sale	$ 1	$ 627
Liabilities directly associated with assets held for sale	$ 0	709
Net assets held for sale / book value		(83)
Towers sale in Colombia related to the third batch | Disposal groups classified as held for sale
Net Assets Classified as Held For Sale or as Held For Distribution to Owners [Line Items]
Non-current assets or disposal groups classified as held for sale		1
Assets held for sale		1
Liabilities directly associated with assets held for sale		1
Mobile network sharing agreement in Colombia | Disposal groups classified as held for sale
Net Assets Classified as Held For Sale or as Held For Distribution to Owners [Line Items]
Assets held for sale		613
Liabilities directly associated with assets held for sale		698
Towers sale (including certain lease transfers) in Nicaragua | Disposal groups classified as held for sale
Net Assets Classified as Held For Sale or as Held For Distribution to Owners [Line Items]
Assets held for sale		13
Liabilities directly associated with assets held for sale		$ 10